Fees Summary	Feb. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,225,000
Previously Paid Amount	0.00
Total Fee Amount	3,096.45
Total Offset Amount	0.00
Net Fee	3,096.45
Narrative - Max Aggregate Offering Price	$ 20,225,000
Final Prospectus	true